Offerings	Feb. 06, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.00001 par value per share
Amount Registered | shares	13,391,790
Proposed Maximum Offering Price per Unit	155.08
Maximum Aggregate Offering Price	$ 2,076,798,793.20
Fee Rate	0.01381%
Amount of Registration Fee	$ 286,805.91
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Class A common stock of Coinbase Global, Inc. (the "Registrant") that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without the Registrant's receipt of consideration which results in an increase in the number of the outstanding shares of the Registrant's Class A common stock. Represents 13,391,790 additional shares of the Registrant's Class A common stock to be reserved for issuance under the 2021 Equity Incentive Plan ("2021 Plan") pursuant to the provision of the 2021 Plan providing for an annual automatic increase in the number of shares reserved for issuance under the 2021 Plan. Estimated pursuant to Rules 457(c) and (h) of the Securities Act, solely for the purpose of calculating the registration fee for the additional shares to be reserved under the 2021 Plan, on the basis of the average of the high and low prices of the Registrant's Class A common stock as reported on the Nasdaq Global Select Market ("Nasdaq") on February 5, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.00001 par value per share
Amount Registered | shares	2,678,358
Proposed Maximum Offering Price per Unit	131.818
Maximum Aggregate Offering Price	$ 353,055,794.84
Fee Rate	0.01381%
Amount of Registration Fee	$ 48,757.01
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Class A common stock of Coinbase Global, Inc. (the "Registrant") that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without the Registrant's receipt of consideration which results in an increase in the number of the outstanding shares of the Registrant's Class A common stock. Represents 2,536,397 additional shares of the Registrant's Class A common stock available for issuance under the Registrant's 2021 Employee Stock Purchase Plan (the "Purchase Plan") pursuant to the provision of the Purchase Plan providing for an annual automatic increase in the number of shares reserved for issuance under the Purchase Plan. Estimated pursuant to Rules 457(c) and (h) of the Securities Act, solely for the purpose of calculating the registration fee for the additional shares to be reserved under the Purchase Plan, on the basis of the average of the high and low prices of the Registrant's Class A common stock as reported on Nasdaq on February 5, 2026. Under the Purchase Plan, the purchase price of a share of Class A common stock is equal to 85% of the fair market value of the Registrant's Class A common stock on the offering date or the purchase date, whichever is less.